CORPORATE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Information About Subsidiaries
Information about subsidiaries

Company	Place and date of incorporation	Issued ordinary shares/paid-up capital		Percentage of equity interest attributable to the Company		Principal activities
				Direct %	Indirect %
Legend Biotech Limited (“Legend BVI”)	The British Virgin Islands June 2, 2015	US$	2,453,819,239	100	—	Investment holding
Legend Biotech HK Limited (“Legend HK”)	Hong Kong June 3, 2015	US$	2,453,819,239	—	100	Investment holding
Nanjing Legend Biotechnology Co., Ltd. (“Legend Nanjing”)	PRC* November 17, 2014	US$	212,500,000	—	100	Manufacture and sale of life sciences research products; performance and sale of research and development services
Legend Biotech USA Incorporated (“Legend USA”)	Delaware, United States of America August 31, 2017	—		—	100	Manufacture and sale of life sciences products; performance of life sciences research and development
Legend Biotech Ireland Limited (“Legend Ireland”)	Ireland November 13, 2017	US$	2,217,445,234	—	100	Manufacture and sale of life sciences products; performance of life sciences research and development; treasury center for Legend Biotech
Legend Biotech Belgium B.V. (“Legend Belgium”)	Belgium June 23, 2021	US$	46,177,685	—	100	Manufacture and sale of life sciences products
Hainan Chuanji Biotechnology Co., Ltd. (“Hainan Chuanji”)	PRC October 25, 2021	US$	4,000,000	—	100	General & administrative
Shanghai Chuanji Biotech Co., Ltd "(Shanghai Chuanji")	PRC January 22, 2025	Registered capital (not yet paid up): US$4,146,939		—	100	Manufacture and sale of life sciences products; performance of life sciences research and development
* The People’s Republic of China (the “PRC” or “China”), including the Hong Kong Special Administrative Region of China (“Hong Kong”).